Pzena Small Cap Value Fund
Schedule of Investments
November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.45%
Basic Materials - 5.87%
Olin Corp.	73,416	$3,990,160
Orion Engineered Carbons S.A. (a)(b)	143,311	2,515,108
		6,505,268
Consumer Discretionary - 9.90%
Dana, Inc.	148,588	3,194,642
Hooker Furnishings Corp.	48,190	1,144,031
Motorcar Parts of America, Inc.	72,226	1,158,505
PVH Corp.	23,140	2,470,889
Steelcase, Inc.	268,181	3,000,945
		10,969,012
Consumer Staples - 5.64%
Spectrum Brands Holdings, Inc.	25,678	2,570,368
Universal Corp.	36,666	1,707,536
USANA Health Sciences, Inc. (a)	19,703	1,964,783
		6,242,687
Energy - 6.53%
MRC Global, Inc. (a)	216,863	1,492,017
Murphy Oil Corp.	77,006	2,046,820
NexTier Oilfield Solutions, Inc. (a)	425,895	1,533,222
NOV, Inc. (a)	111,146	1,324,860
TechnipFMC PLC (a)(b)	147,403	835,775
		7,232,694
Financials - 28.05%
American Equity Investment Life Holding Co.	86,111	2,895,913
Argo Group International Holdings, Ltd. (b)	38,474	2,088,369
Associated Banc-Corp.	147,400	3,228,060
Axis Capital Holdings, Ltd. (b)	63,304	3,144,943
CNO Financial Group, Inc.	154,911	3,510,283
First Midwest Bancorp, Inc.	164,287	3,241,383
Hope Bancorp, Inc.	147,697	2,119,452
Huntington Bancshares, Inc.	137,926	2,046,821
Umpqua Holdings Corp.	107,929	2,057,127
Univest Financial Corp.	70,662	1,948,151
Webster Financial Corp.	61,395	3,308,576
WSFS Financial Corp.	29,654	1,474,397
		31,063,475
Health Care - 5.39%
Phibro Animal Health Corp.	63,451	1,243,005
Triple-S Management Corp. - Class B (a)(b)	86,736	3,080,863
Varex Imaging Corp. (a)	57,673	1,646,564
		5,970,432
Industrials - 24.44%
American Woodmark Corp. (a)	32,498	2,003,177
Belden, Inc.	69,824	4,306,046
Enerpac Tool Group Corp.	98,938	2,088,581
JELD-WEN Holding, Inc. (a)	159,139	3,855,938
MasTec, Inc. (a)	14,833	1,367,158
Moog, Inc. - Class A	22,384	1,548,301
REV Group, Inc.	143,895	2,259,151
Ryder System, Inc.	31,761	2,638,704
Terex Corp.	62,473	2,647,606
TriMas Corp.	69,821	2,312,471
TrueBlue, Inc. (a)	78,385	2,039,578
		27,066,711
Technology - 9.63%
Avnet, Inc.	66,516	2,412,535
Celestica, Inc. (a)(b)	355,436	3,636,110
ScanSource, Inc. (a)	72,966	2,280,188
Super Micro Computer, Inc. (a)	56,369	2,333,677
		10,662,510
Total Common Stocks (Cost $89,881,220)		105,712,789

REIT - 1.27%
Real Estate - 1.27%
DiamondRock Hospitality Co. (a)	161,454	1,406,264
Total REIT (Cost $1,238,128)		1,406,264

SHORT-TERM INVESTMENT - 3.35%
Money Market Fund - 3.35%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	3,713,052	3,713,052
Total Short-Term Investment (Cost $3,713,052)		3,713,052

Total Investments (Cost $94,832,400) - 100.07%		110,832,105
Liabilities in Excess of Other Assets - (0.07)%		(82,925)
TOTAL NET ASSETS - 100.00%		$110,749,180

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Société Anonyme
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of November 30, 2021.

Pzena Small Cap Value Fund
Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2021:

Pzena Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$6,505,268	$-	$-	$6,505,268
Consumer Discretionary	10,969,012	-	-	10,969,012
Consumer Staples	6,242,687	-	-	6,242,687
Energy	7,232,694	-	-	7,232,694
Financials	31,063,475	-	-	31,063,475
Health Care	5,970,432	-	-	5,970,432
Industrials	27,066,711	-	-	27,066,711
Technology	10,662,510	-	-	10,662,510
Total Common Stocks	105,712,789	-	-	105,712,789
REIT	1,406,264	-	-	1,406,264
Short-Term Investment	3,713,052	-	-	3,713,052
Total Investments	$110,832,105	$-	$-	$110,832,105

Refer to the Funds’ schedule of investments for a detailed break-out of securities.